MINERAL PROPERTIES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014 D Y
Mineral Properties 1	30
Mineral Properties 2	$ 30,000
Mineral Properties 3	167
Mineral Properties 4	180
Mineral Properties 5	55.00%
Mineral Properties 6	55.00%
Mineral Properties 7	55.00%
Mineral Properties 8	425,000
Mineral Properties 9	100,000
Mineral Properties 10	325,000
Mineral Properties 11	90
Mineral Properties 12	1,000,000
Mineral Properties 13	4,425,000
Mineral Properties 14	500,000
Mineral Properties 15	1,000,000
Mineral Properties 16	925,000
Mineral Properties 17	300,000
Mineral Properties 18	500,000
Mineral Properties 19	55.00%
Mineral Properties 20	55.00%
Mineral Properties 21	1,000,000
Mineral Properties 22	411,440
Mineral Properties 23	15,000
Mineral Properties 24	100,000
Mineral Properties 25	100,000
Mineral Properties 26	20,000
Mineral Properties 27	$ 500